EQUITY-BASED COMPENSATION- Additional Information (Details)	7 Months Ended	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2021 shares
Contingent Consideration, Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	26,074,330	26,074,330
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares and units authorized	101,230,522	101,230,522
Total shares available	51,115,613	51,115,613